February 27, 2007

Securities and Exchange Commission

100 F Street, N.E.

Room 1580 Washington, D.C. 20549

Attention: Division of Corporation Finance

Re:	Annual Report on Form 10-K
For the Year Ended December 31, 2006
Commission File No. 1-8968

Gentlemen:

Pursuant to Rule 15(d) of the Rules and Regulations under the Securities Exchange Act of 1934, following is the annual report on Form 10-K of Anadarko Petroleum Corporation for the year ended December 31, 2006.

If you have any questions or need additional information with respect to this matter, please do not hesitate to call me at 832/636-3030.

Truly yours,

/s/ BRUCE W. BUSMIRE

Bruce W. Busmire

Vice President, Chief Accounting Officer